Related Party Balances and Transactions - Schedule of Service Provided by or to Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Service provided by related parties	¥ 1,097,838		¥ 796,879	¥ 647,354
Service provided to related parties	1,582,240	$ 226,257	1,248,914	1,195,552
Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	37,104		14,174	9,326
Service provided to related parties	3,545		204	728
Technology service fee [Member] | Xiaoke [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	0		3,234	1,887
Channel cost [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	10,787		10,940	7,439
Channel cost [Member] | Baofu [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	1,143		0	0
Channel cost [Member] | Bay Union [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	25,174			0
Consulting service fee [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided to related parties	976		204	728
Channel revenue [Member] | Bay Union [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided to related parties	¥ 2,569		¥ 0	¥ 0